                       NEW ENGLAND LIFE INSURANCE COMPANY

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                             AMERICAN GATEWAY SERIES

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                        SUPPLEMENT DATED NOVEMBER 5, 2009
                                       TO
                 PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information in the prospectus referenced above. You should read and retain this supplement.

NELICO'S DISTRIBUTION AGREEMENT

The address of the principal executive offices for New England Securities Corporation has changed. The new address is: 1095 Avenue of the Americas, New York, NY 10036.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

1095 Avenue of the Americas                            Telephone: (800) 334-4456
New York, NY 10036

                                                               SUPP - GTWY-11/09